Pension liability - Summary of Changes in the Fair Value of the Pension Assets Classified as Level 3 Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets at January 1,	$ 8,229	$ 7,374	$ 7,495	$ 1,587	$ 1,338
Actual return on plan assets:
Assets still held at reporting date				63	177
Purchase, sales, issuances and settlements (net)				(53)	72
Fair value of plan assets at end of year	$ 8,229	$ 7,374	$ 7,495	$ 1,597	$ 1,587